ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 108,344	¥ 64,654	¥ 64,842	$ 16,726	¥ 64,180
Acquired Individual Hotels [Member]
Business Acquisition [Line Items]
Current assets	3,382	25	5,552
Property and equipment	74,222	10,477	29,805
Deferred tax assets	515	0	6,628
Goodwill	46,135	0	662
Other noncurrent assets	663	0	0
Current liabilities	(22,864)	0	(2,501)
Deferred tax liabilities	(11,146)	(832)	(13,145)
Noncontrolling interest	(8,264)	(25)	0
Total	¥ 127,226	¥ 12,975	¥ 33,423
Acquired Individual Hotels [Member] | Maximum [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years	10 years
Acquired Individual Hotels [Member] | Minimum [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years	5 years
Acquired Individual Hotels [Member] | Franchise Rights [Member]
Business Acquisition [Line Items]
Favorable leases	¥ 3,300	¥ 0	¥ 0
Acquired Individual Hotels [Member] | Off-Market Favorable Lease [Member]
Business Acquisition [Line Items]
Favorable leases	¥ 41,283	¥ 3,330	¥ 6,422